Schedule of prepaid expenses (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Notes and other explanatory information [abstract]
Prepaid insurance	$ 349,509	$ 94,960
Prepaid professional fees	157,269	434,419
Prepaid rent	133,868	133,868
Advances made to suppliers and deposits	8,105	25,880
Total	$ 648,751	$ 689,127